SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Quality assurance fund liability and Loan Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance of the quality assurance fund			¥ 287,000
Loan receivables
Allowance for doubtful accounts, loans receivable	¥ 320,364	¥ 615,592